Securities in Continuous Unrealized Loss Position (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months Estimated Fair Value	$ 1,932	$ 31,978
Less than 12 Months Unrealized Loss	(67)	(136)
12 Months or More Estimated Fair Value
12 Months or More Unrealized Loss
Total Estimated Fair Value	1,932	31,978
Total Unrealized Loss	(67)	(136)
Corporate Bonds
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months Estimated Fair Value	1,932	26,051
Less than 12 Months Unrealized Loss	(67)	(127)
12 Months or More Estimated Fair Value
12 Months or More Unrealized Loss
Total Estimated Fair Value	1,932	26,051
Total Unrealized Loss	(67)	(127)
Government Bonds
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months Estimated Fair Value		5,927
Less than 12 Months Unrealized Loss		(9)
12 Months or More Estimated Fair Value
12 Months or More Unrealized Loss
Total Estimated Fair Value		5,927
Total Unrealized Loss		(9)
Other Bonds
Schedule of Available-for-sale Securities [Line Items]
12 Months or More Estimated Fair Value
12 Months or More Unrealized Loss